PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	December 31, 2017
	Plant and equipment (1)	Mineral properties subject to depreciation (3)	Mineral properties not yet subject to depreciation (2)(3)	Exploration and evaluation assets(4)	Total
	$	$	$	$	$
Cost
Balance, beginning of year	509,008	306,277	89,288	136,992	1,041,565
Additions	33,738	43,118	33,589	758	111,203
Disposals	(13,555)	—	—	(1,000)	(14,555)
Impairment reversal	24,357	—	—	—	24,357
Property write downs	—	(747)	—	(899)	(1,646)
Change in estimate of close down and restoration provision	(8,458)	(670)	—	—	(9,128)
Transfers	—	45,295	(45,295)	—	—
Balance, end of year	545,090	393,273	77,582	135,851	1,151,796

Accumulated depreciation
Balance, beginning of year	(276,170)	(101,567)	—	—	(377,737)
Charge for the year	(50,915)	(76,339)	—	—	(127,254)
Disposals	11,824	—	—	—	11,824
Balance, end of year	(315,261)	(177,906)	—	—	(493,167)

Net book value at December 31, 2017	229,829	215,367	77,582	135,851	658,629

9.	PROPERTY, PLANT AND EQUIPMENT (Continued)

	December 31, 2016
	Plant and equipment (1)	Mineral properties subject to depreciation(3)	Mineral properties not yet subject to depreciation(2)(3)	Exploration and evaluation assets(5)	Total
	$	$	$	$	$
Cost
Balance, beginning of year	425,157	142,397	—	78,182	645,736
Acquisition of Seabee Gold Operation (note 3)	52,318	62,229	128,100	88,734	331,381
Additions	42,625	48,940	946	2,126	94,637
Disposals	(10,948)	—	—	(8,635)	(19,583)
Change in estimate of close down and restoration provision	—	(42)	—	—	(42)
Transfers	(144)	52,753	(39,758)	(23,415)	(10,564)
Balance, end of year	509,008	306,277	89,288	136,992	1,041,565

Accumulated depreciation
Balance, beginning of year	(233,023)	(64,001)	—	—	(297,024)
Charge for the year	(47,313)	(37,566)	—	—	(84,879)
Disposals	4,166	—	—	—	4,166
Balance, end of year	(276,170)	(101,567)	—	—	(377,737)

Net book value at December 31, 2016	232,838	204,710	89,288	136,992	663,828

(1)	Includes assets under construction of $17,307,000 at December 31, 2017 (December 31, 2016 - $6,113,000).

(2)	Includes assets under construction of $3,715,000 at December 31, 2017 (December 31, 2016 - $1,833,000).

(3)
We converted inferred Mineral Resources to Mineral Reserves at our Seabee Gold Operation and correspondingly have transferred$45,295,000 (December 31, 2016 - $52,609,000) from mineral properties not yet subject to depreciation to being subject to depreciation.

(4)
On January 16, 2017, we entered into an option agreement with Silver One Resources Inc. ("Silver One") in respect of our Candelaria project in the United States for consideration consisting of $1,000,000 worth of Silver One shares issued on January 20, 2017, and three annual installments of $1,000,000 worth of Silver One shares. Under the terms of this agreement, Silver One will have three years to evaluate the Candelaria project. On January 19, 2018, we received the second installment of $1,000,000 worth of Silver One shares.

(5)
Prior to our sale of Bereguela property on May 2, 2017 (note 8), due to the advanced stage of the negotiations at December 31, 2016, the project was recognized as held for sale and reclassified from exploration and evaluation assets. Upon recognition as held for sale, an impairment test was performed and the estimated fair value of the consideration, discounting future cash payments at 15%, was less than the carrying value. Therefore, we recognized an impairment of $2,466,000 in the consolidated statement of income for the year ended December 31, 2016 (note 19).

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit
A discounted cash flow analysis was performed using a discount rate of 10% and the following estimated metal prices;

	2017	2018	2019	2020	LT
Silver / oz	$17.93	$18.72	$19.14	$19.53	$19.65
Lead / lb	$1.01	$1.03	$1.02	$0.99	$0.94
Zinc / lb	$1.27	$1.31	$1.24	$1.18	$1.06